Significant Accounting Policies - Income Taxes (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Significant Accounting Policies
Deferred tax asset	$ 483			$ 101,676
Unrecognized tax benefits	0			0	$ 0
Amounts accrued for the payment of interest and penalties	0			0	$ 0
Income tax expense	$ 0	$ (12,573)	$ (12,573)	$ 11,434